Consolidated Statements of Cash Flows (Parenthetical)	Apr. 25, 2019 $ / $	Dec. 31, 2018 $ / $	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $	Dec. 31, 2017 $ / $	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $	Dec. 31, 2016 $ / $	Dec. 31, 2016 Q / $	Dec. 31, 2016 ₡ / $
Consolidated Statements of Cash Flows
Convenience translation to U.S. dollars	18.9578	19.6829	7.7440	609.6100	19.7354	7.3448	572.5600	20.6640	7.5221	561.1000